Related Party Disclosures - Summary of Transactions Between Related Parties Amount (Details) - Other related parties - EUR (€) € in Millions		12 Months Ended
	Dec. 22, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Purchases of various goods and services from entities controlled by ATHOS KG		€ 0.3	€ 0.3	€ 0.9
Purchases of property and other assets from entities controlled by ATHOS KG	€ 62.5	0.0	62.5	0.0
Total		€ 0.3	€ 62.8	€ 0.9